Stock-Based Compensation - Summary of RSU Activity (Detail) - RSUs [Member] - $ / shares		9 Months Ended	12 Months Ended
	Jun. 12, 2014	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance		12,026	5,808	858
Number of Shares, Granted	494	0	11,666	5,527
Number of share, Vested and issued		(5,833)	(5,194)	(148)
Number of share, Forfeited		(5,833)	(250)	(429)
Number of Shares Outstanding, Ending Balance		360	12,026	5,808
Number of Shares, Vested and unvested expected to vest, Ending Balance		360	6,197
Weighted Average Grand Date Fair Value, Outstanding, Beginning Balance		$ 56.10	$ 80.40	$ 453.60
Weighted Average Grand Date Fair Value, Granted		0	45.00	58.80
Weighted Average Grand Date Fair Value,Vested and issued		45.00	58.80	481.50
Weighted Average Grand Date Fair Value, Forfeited		45.00	63.60	400.20
Weighted Average Grand Date Fair Value, Outstanding, Ending Balance		415.80	56.10	$ 80.40
Weighted Average Grant Date Fair Value, Vested and unvested expected to vest, Ending Balance		$ 415.80	$ 66.90
Scenario, Previously Reported [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance		12,030
Number of Shares Outstanding, Ending Balance			12,030